State	HOA Superlien	Pre-origination Findings
AK	Yes	1. Title/Lien search confirms expected lien position
AL	Yes	2. Clear Title Policy confirms lien insured in expected lien position
AR	No	3. Title Policy does not confirm lien insured in expected lien position
AZ	No	4. Title Policy unavailable/deficient; does not confirm lien insured in expected lien position
CA	No
CO	Yes
CT	Yes
DC	Yes
DE	Yes
FL	Yes
GA	No
HI	Yes
IA	No
ID	No
IL	Yes
IN	No
KS	No
KY	No
LA	No
MA	Yes
MD	Yes
ME	No
MI	No
MN	Yes
MO	Yes
MS	No
MT	No
NC	No
ND	No
NE	No
NH	Yes
NJ	Yes
NM	No
NV	Yes
NY	No
OH	No
OK	No
OR	Yes
PA	Yes
RI	Yes
SC	No
SD	No
TN	Yes
TX	No
UT	No
VA	No
VT	Yes
WA	Yes
WI	No
WV	Yes
WY	No